Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net income	$ 102,864	$ 213,867	$ 142,449	$ 388,835
Benefit plans:
Amortization of net prior service cost	(133)	107	(133)	107
Reclassification of loss to income	11	12	11	25
Other comprehensive income (loss) before tax	(122)	119	(122)	132
Income tax	0	(4)	0	(9)
Other comprehensive income (loss), net of tax	(122)	115	(122)	123
Comprehensive income	102,742	213,982	142,327	388,958
Less comprehensive income attributable to non-controlling interests	37,379	80,014	46,426	148,993
Comprehensive income attributable to Western Refining, Inc.	$ 65,363	$ 133,968	$ 95,901	$ 239,965